First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 136.8%
	Aerospace & Defense – 3.1%
$9,680,160	Transdigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	06/09/23	$9,603,977
770,021	Transdigm, Inc., Tranche E Term Loan, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	05/30/25	761,659
				10,365,636
	Alternative Carriers – 0.8%
2,744,527	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	02/22/24	2,745,679
	Application Software – 11.2%
1,247,598	CCC Information Services, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.87%	04/26/24	1,236,682
2,420,015	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.36%	07/01/24	2,409,439
5,012,640	Infor (US), Inc. (fka Lawson Software, Inc.), Term Loan B-6, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	02/02/22	5,007,427
1,381,921	Informatica Corporation, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	08/06/22	1,382,211
552,637	Micro Focus International (MA Financeco, LLC), Miami Escrow TL B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.61%	06/21/24	536,058
3,732,094	Micro Focus International (MA Financeco, LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.61%	06/21/24	3,620,131
12,050,910	Micro Focus International (MA Financeco, LLC), Term Loan B2, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	11/30/21	11,941,126
2,500,621	Mitchell International, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	11/30/24	2,339,331
945,728	NCR Corporation, Delayed Draw Term Loan (d)	0.00% (e)	08/31/26	942,777
827,512	NCR Corporation, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.64%	08/31/26	824,930
703,759	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	6.56%	04/26/24	701,564
1,678,957	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.81%	04/26/24	1,654,830
5,281,695	RP Crown Parent (JDA Software Group), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.86%	10/12/23	5,265,850
				37,862,356
	Asset Management & Custody Banks – 0.2%
815,113	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.45%	03/01/25	812,823
	Auto Parts & Equipment – 3.7%
2,653,620	American Axle & Manufacturing Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.40%	04/06/24	2,594,869
659,756	American Axle & Manufacturing Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.53%	04/06/24	645,149
7,832,496	Gates Global, LLC, Initial B-2 Dollar Term Loans, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.86%	03/31/24	7,629,713
2,510,406	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	06/30/24	1,492,135
				12,361,866
	Automotive Retail – 0.1%
192,635	KAR Auction Services, Inc. (Adesa), Term Loan B-4, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.63%	03/11/21	192,234

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Broadcasting – 5.8%
$606,148	Cumulus Media Holdings, Inc., Exit Term Loan, 1 Mo. LIBOR + 4.50%, 1.00% Floor	6.62%	05/15/22	$607,663
1,155,000	Diamond Sports Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.42%	08/23/26	1,155,000
1,093,866	E.W. Scripps Company, Incremental Term Loan B-1, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	05/01/26	1,093,483
1,614,294	Gray Television, Inc., Term C Loan, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/02/26	1,613,956
6,956,522	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.84%	07/15/26	6,956,522
330,896	Nexstar Broadcasting, Inc., Mission Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.48%	01/17/24	329,361
1,661,065	Nexstar Broadcasting, Inc., Nexstar Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.37%	01/17/24	1,653,358
6,268,438	Tribune Media Company (fka Tribune Company), Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.11%	01/27/24	6,256,402
				19,665,745
	Building Products – 2.3%
801,186	JELD-WEN, Inc., Term Loan B-4, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	12/14/24	798,429
6,901,702	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.84%	11/15/23	6,825,508
				7,623,937
	Cable & Satellite – 2.9%
841,138	Cablevision (aka CSC Holdings, Inc.), January 2018 Term Loans B-2, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.70%	01/25/26	839,733
2,265,800	Cablevision (aka CSC Holdings, Inc.), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.45%	07/17/25	2,253,519
4,821,678	Charter Communications Operating, LLC, Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	04/30/25	4,831,563
2,000,000	Virgin Media Investment Holdings Limited, Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.70%	01/15/26	1,998,460
				9,923,275
	Casinos & Gaming – 14.0%
7,547,460	Aristocrat Technologies, Inc., Term B-3 Loan, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.03%	10/19/24	7,547,460
3,992,405	Caesars Entertainment Operating Company, Inc. (CEOC), Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.11%	10/07/24	3,984,300
5,790,890	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	12/22/24	5,700,726
9,624,422	CityCenter Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.36%	04/18/24	9,616,915
4,696,614	Golden Nugget, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.86%-4.93%	10/04/23	4,693,185
1,281,714	MGM Growth Properties Operating Partnership L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.11%	03/23/25	1,281,317
542,071	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	10/15/25	543,290
256,052	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	08/14/24	252,780
1,046,389	Scientific Games International, Inc., Term Loan B5, 2 Mo. LIBOR + 2.75%, 0.00% Floor	4.90%	08/14/24	1,033,016

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Casinos & Gaming (Continued)
$7,141,129	Stars Group Holdings B.V. (Amaya), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.83%	07/10/25	$7,158,553
1,645,972	Station Casinos, Inc. (Red Rocks), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.62%	06/08/23	1,647,585
663,600	Twin River Worldwide Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	05/10/26	662,771
3,391,399	VICI Properties 1, LLC (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.17%	12/20/24	3,396,249
				47,518,147
	Coal & Consumable Fuels – 1.2%
3,955,265	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.86%	03/07/24	3,909,107
285,121	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	03/31/25	280,668
				4,189,775
	Communications Equipment – 0.1%
450,444	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	04/06/26	447,818
	Construction & Engineering – 0.1%
166,325	Pike Corp., 2019 New Term Loans, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.40%	07/31/26	166,255
	Diversified Support Services – 0.4%
1,298,997	Brightview Landscapes, LLC (FKA - Brickman), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.69%	08/15/25	1,297,919
	Electric Utilities – 2.3%
7,240,807	Vistra Operations Company, LLC (TEX/TXU), 2018 Incremental Term Loan B3, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.11%-4.18%	12/31/25	7,246,817
578,415	Vistra Operations Company, LLC (TEX/TXU), 2018 Incremental Term Loan B3, 3 Mo. LIBOR + 2.00%, 0.00% Floor	4.33%	12/31/25	578,895
				7,825,712
	Environmental & Facilities Services – 1.2%
4,047,963	Packers Holdings, LLC, Term Loan B, 6 Mo. LIBOR + 3.00%, 1.00% Floor	5.32%	12/04/24	3,983,884
	Food Distributors – 0.7%
1,324,995	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.09%	08/31/26	1,327,208
1,000,000	US Foods, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.09%	06/27/23	1,000,630
				2,327,838
	Food Retail – 0.9%
2,987,509	Albertson’s, LLC, Term Loan B-8, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.86%	08/15/26	2,998,712
	Health Care Facilities – 1.8%
798,679	Concentra, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.21%	06/01/22	798,344
1,087,474	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.88%	06/30/25	1,086,800

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Facilities (Continued)
$4,334,613	Select Medical Corporation, Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.85%	03/06/25	$4,309,342
				6,194,486
	Health Care Services – 10.8%
4,036,303	Air Medical Group Holdings, Inc. (Global Medical Response), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.43%	04/28/22	3,787,828
2,517,401	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.83%	04/21/24	2,071,620
571	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.70%	02/15/26	568
227,332	athenahealth, Inc. (VVC Holding Corp.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor	6.68%	02/15/26	226,054
8,225,595	CHG Healthcare Services, Inc., Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.11%	06/07/23	8,150,660
3,987,164	DaVita, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.43%	08/12/26	3,991,391
3,366,979	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.86%	08/15/24	3,260,346
3,950,881	Envision Healthcare Corporation, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.86%	10/10/25	3,049,329
4,839,304	Exam Works (Gold Merger Co., Inc.), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.36%	07/27/23	4,834,271
4,271,713	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.37%	08/31/24	4,058,127
2,595,588	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.86%	02/06/24	2,083,608
790,814	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	6.61%	08/27/25	792,048
173,128	Vizient, Inc., Term Loan B-5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.61%	04/30/26	173,705
				36,479,555
	Health Care Technology – 1.5%
4,345,617	Change Healthcare Holdings, Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.61%	03/01/24	4,294,903
170,244	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	6.00%	07/31/26	169,926
680,330	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.61%	07/31/26	676,364
				5,141,193
	Hotels, Resorts & Cruise Lines – 1.8%
6,222,195	Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.11%	11/30/23	6,227,360
	Household Appliances – 0.8%
2,784,768	Traeger Grills (TGP Holdings III, LLC), Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.58%	09/25/24	2,610,720
	Human Resource & Employment Services – 0.9%
2,884,811	Alight, Inc. (fka Tempo Acq.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.11%	05/01/24	2,882,417
	Hypermarkets & Super Centers – 2.4%
8,089,499	BJ’s Wholesale Club, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.94%	02/03/24	8,091,198

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Independent Power Producers & Energy Traders – 0.9%
$1,989,637	Calpine Corporation, New Term Loan B5, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	01/15/24	$1,986,334
1,000,000	Calpine Corporation, Term Loan B10, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.61%	08/15/26	996,750
				2,983,084
	Industrial Gases – 0.2%
764,107	Messer Industries USA, Inc., Initial Term B-1, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.83%	09/30/25	758,651
	Insurance Brokers – 6.6%
3,315,646	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.15%	05/09/25	3,218,531
4,797,902	Amwins Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.86%-4.98%	01/25/24	4,788,498
17,247	HUB International Limited, Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.28%	04/25/25	16,887
6,812,649	HUB International Limited, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.27%	04/25/25	6,670,469
2,408,052	National Financial Partners Corp. (NFP), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.11%	01/06/24	2,357,627
5,506,789	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.33%	05/15/24	5,371,432
				22,423,444
	Integrated Telecommunication Services – 3.8%
7,818,876	CenturyLink, Inc. (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	01/31/25	7,701,592
5,000,000	Windstream Corporation, DIP Term Loan , 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.62%	03/31/21	5,012,500
				12,714,092
	Leisure Facilities – 1.4%
5,176,411	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.08%	09/18/24	4,627,711
	Life Sciences Tools & Services – 6.2%
2,240,187	IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	4.01%	06/11/25	2,235,281
4,290,655	Ortho-Clinical Diagnostics Holdings Luxembourg, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	5.56%	05/31/25	4,038,580
3,674,256	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	09/27/24	3,447,885
5,591,411	Pharmaceutical Product Development, Inc. (PPDI), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.61%	08/18/22	5,555,682
5,637,376	Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.11%	05/15/22	5,524,628
				20,802,056
	Managed Health Care – 3.3%
8,580,031	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	5.08%	06/07/23	7,968,704
3,422,613	Versant Health (Wink Holdco, Inc.), Initial Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.11%	12/02/24	3,326,369
				11,295,073

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Metal & Glass Containers – 1.5%
$5,050,000	Berry Global, Inc., Term Loan U, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.70%	06/30/26	$5,047,222
	Movies & Entertainment – 1.8%
2,529,660	AMC Entertainment, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 0.00% Floor	5.23%	04/22/26	2,536,515
1,820,479	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	02/05/25	1,805,879
1,877,164	Creative Artists Agency, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.09%	02/15/24	1,875,756
				6,218,150
	Other Diversified Financial Services – 5.8%
10,912,502	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	04/04/24	10,918,394
6,475,859	Duff & Phelps Corporation (Deerfield Dakota), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.36%	02/13/25	6,282,749
1,494,764	Refinitiv US Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	5.86%	10/01/25	1,501,401
972,500	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	05/17/26	974,406
				19,676,950
	Packaged Foods & Meats – 4.4%
4,282,349	Hostess Brands, LLC (HB Holdings), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.36%	08/03/22	4,271,643
35,464	Hostess Brands, LLC (HB Holdings), Term Loan B, 2 Mo. LIBOR + 2.25%, 0.75% Floor	4.51%	08/03/22	35,375
8,227,415	Hostess Brands, LLC (HB Holdings), Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	4.51%	08/03/22	8,206,846
2,516,789	Post Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.15%	05/24/24	2,516,437
				15,030,301
	Paper Packaging – 2.3%
7,811,286	Reynolds Group Holdings, Inc., U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.86%	02/05/23	7,802,928
	Pharmaceuticals – 8.3%
1,001,772	Akorn, Inc., Loan, 1 Mo. LIBOR + 7.00%, 1.00% Floor	9.09%	04/16/21	925,387
6,737,284	Bausch Health Companies, Inc. (Valeant), First Incremental Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.95%	06/01/25	6,730,546
8,763,466	Bausch Health Companies, Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.20%	06/01/25	8,773,369
6,436,588	Endo, LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.38%	04/29/24	5,865,341
1,496,700	GoodRX, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.93%	10/15/25	1,482,481
3,132,501	Grifols Worldwide Operations Limited, Tranche B Term Loan, 1 Week LIBOR + 2.25%, 0.00% Floor	4.39%	01/31/25	3,134,255
798,581	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	5.08%	09/24/24	618,302
572,871	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 3 Mo. LIBOR + 3.00%, 0.75% Floor	5.18%	02/24/25	438,246
				27,967,927
	Real Estate Services – 0.4%
588,170	Cushman & Wakefield (DTZ U.S. Borrower, LLC), Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	08/21/25	587,588

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Real Estate Services (Continued)
$949,970	Realogy Corporation, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	4.42%	02/08/25	$915,134
				1,502,722
	Research & Consulting Services – 0.1%
485,654	Trans Union, LLC, Term Loan B4, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.11%	06/19/25	485,917
	Restaurants – 3.7%
5,039,091	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-3, 1 Mo. LIBOR + 2.25%, 1.00% Floor	4.36%	02/15/24	5,029,215
559,673	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.55%-5.56%	01/18/25	555,302
6,938,825	Portillo’s Holdings, LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.83%	08/02/21	6,935,910
				12,520,427
	Security & Alarm Services – 0.3%
1,097,591	Garda World Security Corporation, Term Loan B, 2 Mo. LIBOR + 3.50%, 1.00% Floor	6.02%	05/26/24	1,097,492
	Semiconductors – 1.1%
3,610,319	Western Digital Corporation, U.S. Term B-4 Loan, 1 Mo. LIBOR + 1.75%, 0.00% Floor	3.86%	04/29/23	3,596,781
	Specialized Consumer Services – 2.8%
160,000	Asurion, LLC (fka Asurion Corporation), Second Lien Replacement B-2 Term Loan, 1 Mo. LIBOR + 6.50%, 0.00% Floor	8.61%	08/04/25	162,210
9,321,415	Asurion, LLC (fka Asurion Corporation), Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.11%	11/03/23	9,323,093
				9,485,303
	Specialty Chemicals – 2.1%
7,281,592	H.B. Fuller Company, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.17%	10/20/24	7,244,019
	Systems Software – 6.0%
827,283	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	5.33%	09/13/24	824,181
477,443	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	9.33%	09/13/25	480,823
748,056	Avast Software B.V. (Sybil), Term Loan B, 3 Mo. LIBOR + 2.25%, 1.00% Floor	4.58%	09/30/23	749,694
2,094,144	Dynatrace, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.09%	08/22/25	2,093,621
3,349,873	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.70%	06/13/24	3,227,971
3,837,389	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	5.37%	04/24/22	3,186,645
1,638,155	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	04/16/25	1,639,793
1,106,979	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	04/16/25	1,108,086
1,685,431	SS&C European Holdings, S.a.r.l, Term Loan B-5, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.36%	04/16/25	1,685,195

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Systems Software (Continued)
$1,283,613	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	03/15/26	$1,259,545
4,332,680	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.36%	06/15/25	4,179,693
				20,435,247
	Technology Hardware, Storage & Peripherals – 2.8%
9,270,382	Dell International, LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	4.12%	09/07/23	9,288,645
	Total Senior Floating-Rate Loan Interests			462,940,682
	(Cost $470,887,114)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 3.4%
	Cable & Satellite – 0.1%
435,000	CSC Holdings, LLC (f)	5.13%	12/15/21	436,631
	Health Care Services – 0.3%
1,023,000	MEDNAX, Inc. (f)	5.25%	12/01/23	1,030,672
	Managed Health Care – 1.9%
7,000,000	MPH Acquisition Holdings, LLC (f)	7.13%	06/01/24	6,291,670
	Paper Packaging – 0.4%
1,377,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu. (f)	7.00%	07/15/24	1,426,056
	Real Estate Services – 0.7%
1,000,000	Realogy Group, LLC/Realogy Co-Issuer Corp. (f)	5.25%	12/01/21	977,200
1,676,000	Realogy Group, LLC/Realogy Co-Issuer Corp. (f)	4.88%	06/01/23	1,462,310
				2,439,510
	Total Corporate Bonds and Notes			11,624,539
	(Cost $12,844,590)
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.2%
	Pharmaceuticals – 0.2%
1,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (f)	5.75%	08/01/22	585,000
	(Cost $981,599)

Shares	Description	Value
MONEY MARKET FUNDS (c) – 1.0%
3,305,599	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.95% (g)	3,305,599
	(Cost $3,305,599)
	Total Investments – 141.4%	478,455,820
	(Cost $488,018,902) (h)
	Outstanding Loans – (38.4)%	(130,000,000)
	Net Other Assets and Liabilities – (3.0)%	(9,999,872)
	Net Assets – 100.0%	$338,455,948

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.

First Trust Senior Floating Rate 2022 Target Term Fund (FIV)
Portfolio of Investments (Continued)
August 31, 2019 (Unaudited)
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	Delayed Draw Loan. This security, or a portion of this security, represents an outstanding unfunded senior loan commitment, which will be funded at the borrower’s discretion.
(e)	Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2019, securities noted as such amounted to $12,209,539 or 3.6% of net assets.
(g)	Rate shown reflects yield as of August 31, 2019.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $939,637 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,502,719. The net unrealized depreciation was $9,563,082.

DIP	Debtor in Possession
LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2019 is as follows:
	Total Value at 8/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 462,940,682	$ —	$ 462,940,682	$ —
Corporate Bonds and Notes*	11,624,539	—	11,624,539	—
Foreign Corporate Bonds and Notes*	585,000	—	585,000	—
Money Market Funds	3,305,599	3,305,599	—	—
Total Investments	$ 478,455,820	$ 3,305,599	$ 475,150,221	$—

*	See Portfolio of Investments for industry breakout.